May 1, 2020 Securities and Exchange Commission Filing Desk 100 F Street, N.E. Washington, D.C. 20549 RE: 360 Funds (the “Trust”) (File Nos. 333-123290 and 811-21726)

Ladies and Gentlemen:

On behalf of 360 Funds (the “Trust”) and its series, the Timber Point Global Tactical Allocation Fund (formerly the Crow Point Global Tactical Allocation Fund), enclosed herewith for filing please find a preliminary proxy statement pursuant to Section 14(a) of the Securities Exchange Act of 1934.

The Trust is filing the preliminary proxy statement to solicit shareholder votes for the approval of a new investment advisory agreement and a new expense limitation agreement for the Fund with a new investment adviser, including the ability for the new investment adviser to recoup amounts that the former adviser previously waived or reimbursed under the prior expense limitation agreement.

If you have any questions concerning the foregoing, please contact the undersigned at (509) 279-8202 or Bo.Howell@Practus.com.

Very truly yours,

/s/ Bo J. Howell
On behalf of Practus, LLP

BO JAMES HOWELL ● PARTNER

6224 Turpin Hills Drive ● Cincinnati, OH 45224 ● p: 509.279.8202

Practus, LLP ● Bo.Howell@Practus.com ● Practus.com